Employee benefit plans - Pension Plan Assets Valued Using Net Asset Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Minimum | Property funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	0 days	0 days
Maximum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	45 days
Maximum | Property funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	90 days	90 days
NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 320	$ 382
Unfunded commitments	0	0
NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	136	147
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 158	$ 148
Unfunded commitments	0	0
NAV | Property funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	4	52
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
NAV | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value		$ 19
Unfunded commitments		0
NAV | Other contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 22	16
Unfunded commitments	$ 0	$ 0